American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
December 31, 2020

Short-Term Government - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES AND EQUIVALENTS — 44.4%
Iraq Government AID Bond, 2.15%, 1/18/22	700,000	717,025
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,240,822	1,289,131
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,692,139	3,911,688
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	2,231,800	2,395,672
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	6,250,392	6,693,714
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	8,829,108	9,468,629
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	1,866,515	2,050,555
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	1,505,220	1,637,147
U.S. Treasury Notes, 1.625%, 12/31/21	2,000,000	2,030,200
U.S. Treasury Notes, 1.75%, 2/28/22	700,000	713,371
U.S. Treasury Notes, 0.375%, 3/31/22	800,000	802,687
U.S. Treasury Notes, 1.75%, 6/15/22	2,500,000	2,559,180
U.S. Treasury Notes, 0.125%, 6/30/22	15,000,000	15,002,930
U.S. Treasury Notes, 1.50%, 8/15/22	5,000,000	5,112,109
U.S. Treasury Notes, 0.125%, 10/31/22	10,000,000	10,001,953
U.S. Treasury Notes, 0.125%, 11/30/22	1,000,000	1,000,156
U.S. Treasury Notes, 1.625%, 12/15/22	11,000,000	11,322,695
U.S. Treasury Notes, 0.50%, 3/15/23	9,000,000	9,074,180
U.S. Treasury Notes, 0.25%, 6/15/23(1)	25,000,000	25,065,430
U.S. Treasury Notes, 1.375%, 6/30/23	4,000,000	4,122,734
U.S. Treasury Notes, 1.375%, 9/30/23	3,000,000	3,101,016
U.S. Treasury Notes, 0.125%, 12/15/23	3,000,000	2,996,367
U.S. Treasury Notes, VRN, 0.25%, (3-month USBMMY plus 0.15%), 1/31/22	1,000,000	1,001,095
U.S. Treasury Notes, VRN, 0.21%, (3-month USBMMY plus 0.11%), 4/30/22	2,000,000	2,001,848
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $122,759,308)		124,071,512
U.S. GOVERNMENT AGENCY SECURITIES — 31.1%
FHLB, 0.50%, 4/14/25	2,300,000	2,315,548
FHLB, 0.375%, 9/4/25	1,200,000	1,199,872
FHLMC, 0.375%, 4/20/23	6,000,000	6,031,340
FHLMC, 0.375%, 5/5/23	12,900,000	12,968,441
FHLMC, 0.25%, 6/26/23	15,400,000	15,436,277
FHLMC, 0.25%, 8/24/23	9,800,000	9,817,407
FHLMC, 0.25%, 9/8/23	1,200,000	1,202,472
FHLMC, 0.25%, 12/4/23	4,000,000	4,004,817
FHLMC, 0.375%, 9/23/25	700,000	698,972
FNMA, 2.00%, 1/5/22	3,465,000	3,531,152
FNMA, 0.25%, 5/22/23	10,000,000	10,025,355
FNMA, 0.25%, 7/10/23	19,200,000	19,249,392
Tennessee Valley Authority, 0.75%, 5/15/25	400,000	405,215
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $86,475,560)		86,886,260
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.8%
U.S. Government Agency Collateralized Mortgage Obligations — 10.8%
FHLMC, Series 3114, Class FT, VRN, 0.51%, (1-month LIBOR plus 0.35%), 9/15/30	365,524	366,604
FHLMC, Series 3149, Class LF, VRN, 0.46%, (1-month LIBOR plus 0.30%), 5/15/36	1,041,152	1,029,676
FHLMC, Series 3200, Class FP, VRN, 0.36%, (1-month LIBOR plus 0.20%), 8/15/36	679,082	676,757
FHLMC, Series 3206, Class FE, VRN, 0.56%, (1-month LIBOR plus 0.40%), 8/15/36	279,729	281,726
FHLMC, Series 3213, Class LF, VRN, 0.38%, (1-month LIBOR plus 0.22%), 9/15/36	922,127	920,562
FHLMC, Series 3231, Class FA, VRN, 0.56%, (1-month LIBOR plus 0.40%), 10/15/36	323,004	325,214

FHLMC, Series 3301, Class FA, VRN, 0.46%, (1-month LIBOR plus 0.30%), 8/15/35	308,162	308,181
FHLMC, Series 3380, Class FP, VRN, 0.51%, (1-month LIBOR plus 0.35%), 11/15/36	349,066	350,385
FHLMC, Series 3508, Class PF, VRN, 1.01%, (1-month LIBOR plus 0.85%), 2/15/39	132,525	135,195
FHLMC, Series 3587, Class FB, VRN, 0.94%, (1-month LIBOR plus 0.78%), 2/15/36	348,770	355,601
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	623,786	639,792
FHLMC, Series K039, Class A1 SEQ, 2.68%, 12/25/23	1,179,258	1,217,765
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	787,101	812,964
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	438,248	440,953
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	851,966	869,351
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,261,018
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	1,537,665	1,646,359
FHLMC, Series K739, Class A1 SEQ, 0.52%, 11/25/26	3,598,585	3,614,570
FHLMC, Series KF32, Class A, VRN, 0.52%, (1-month LIBOR plus 0.37%), 5/25/24	218,446	219,135
FHLMC, Series KF35, Class A, VRN, 0.50%, (1-month LIBOR plus 0.35%), 8/25/24	536,917	538,457
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	2,244,263	2,352,015
FHLMC, Series Q009, Class A, VRN, 0.50%, (1-month LIBOR plus 0.35%), 4/25/24	4,288,084	4,285,455
FNMA, Series 2004-28, Class FE, VRN, 0.50%, (1-month LIBOR plus 0.35%), 5/25/34	1,064,211	1,066,759
FNMA, Series 2006-11, Class FA, VRN, 0.45%, (1-month LIBOR plus 0.30%), 3/25/36	316,723	318,390
FNMA, Series 2006-60, Class KF, VRN, 0.45%, (1-month LIBOR plus 0.30%), 7/25/36	750,688	752,578
FNMA, Series 2006-72, Class TE, VRN, 0.45%, (1-month LIBOR plus 0.30%), 8/25/36	387,317	389,491
FNMA, Series 2008-9, Class FA, VRN, 0.65%, (1-month LIBOR plus 0.50%), 2/25/38	1,192,273	1,210,391
FNMA, Series 2009-33, Class FB, VRN, 0.97%, (1-month LIBOR plus 0.82%), 3/25/37	437,924	447,683
FNMA, Series 2009-89, Class FD, VRN, 0.75%, (1-month LIBOR plus 0.60%), 5/25/36	221,532	224,306
FNMA, Series 2016-11, Class FB, VRN, 0.70%, (1-month LIBOR plus 0.55%), 3/25/46	335,110	336,008
FNMA, Series 2016-M13, Class FA, VRN, 0.82%, (1-month LIBOR plus 0.67%), 11/25/23	150,396	151,235
FNMA, Series 2016-M2, Class FA, VRN, 0.99%, (1-month LIBOR plus 0.85%), 1/25/23	442,178	444,786
GNMA, Series 2010-14, Class QF, VRN, 0.60%, (1-month LIBOR plus 0.45%), 2/16/40	600,363	603,522
GNMA, Series 2012-105, Class FE, VRN, 0.45%, (1-month LIBOR plus 0.30%), 1/20/41	143,214	143,266
GNMA, Series 2016-68, Class MF, VRN, 0.45%, (1-month LIBOR plus 0.30%), 5/20/46	440,062	440,187
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,724,984)		30,176,337
MUNICIPAL SECURITIES — 5.4%
Contra Costa Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	1,000,000	1,124,740
Indiana University Rev., 5.00%, 6/1/22, Prerefunded at 100% of Par(2)	630,000	672,979
JobsOhio Beverage System Rev., 5.00%, 1/1/23, Prerefunded at 100% of Par(2)	2,335,000	2,559,814
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/23, Prerefunded at 100% of Par(2)	3,445,000	3,773,067
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	4,000,000	4,493,440
State of Washington GO, 5.00%, 2/1/22, Prerefunded at 100% of Par(2)	2,500,000	2,630,125
TOTAL MUNICIPAL SECURITIES (Cost $15,133,365)		15,254,165
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.4%
FHLMC, VRN, 2.00%, (1-month COF 11 plus 1.50%), 1/1/21	582	581
FHLMC, VRN, 3.13%, (6-month LIBOR plus 2.26%), 3/1/24	11,076	11,108
FHLMC, VRN, 3.13%, (1-year H15T1Y plus 2.25%), 9/1/35	101,051	106,875
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.14%), 10/1/36	53,118	56,127
FHLMC, VRN, 3.03%, (12-month LIBOR plus 1.67%), 12/1/36	49,958	50,302
FHLMC, VRN, 3.27%, (1-year H15T1Y plus 2.26%), 4/1/37	40,621	42,891
FHLMC, VRN, 3.37%, (12-month LIBOR plus 1.79%), 5/1/40	45,133	45,561
FHLMC, VRN, 2.65%, (12-month LIBOR plus 1.88%), 7/1/40	133,535	140,144
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	42,554	44,409
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	63,688	66,992
FHLMC, VRN, 2.38%, (12-month LIBOR plus 1.88%), 10/1/41	165,703	166,860
FHLMC, VRN, 3.37%, (12-month LIBOR plus 1.65%), 12/1/42	118,247	122,892
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.63%), 1/1/44	321,659	334,877

FHLMC, VRN, 3.20%, (12-month LIBOR plus 1.62%), 6/1/44	177,913	185,671
FHLMC, VRN, 2.41%, (12-month LIBOR plus 1.60%), 10/1/44	65,963	68,450
FHLMC, VRN, 2.58%, (12-month LIBOR plus 1.60%), 6/1/45	210,608	219,095
FNMA, VRN, 3.58%, (1-year H15T1Y plus 2.08%), 5/1/22	3,984	3,979
FNMA, VRN, 2.70%, (1-year H15T1Y plus 2.12%), 8/1/23	1,258	1,265
FNMA, VRN, 3.03%, (1-year H15T1Y plus 2.28%), 5/1/25	12,815	12,843
FNMA, VRN, 1.81%, (6-month LIBOR plus 1.50%), 3/1/33	205,584	206,383
FNMA, VRN, 2.00%, (6-month LIBOR plus 1.57%), 6/1/35	144,919	150,307
FNMA, VRN, 2.02%, (6-month LIBOR plus 1.57%), 6/1/35	122,018	126,556
FNMA, VRN, 2.09%, (6-month LIBOR plus 1.57%), 6/1/35	212,719	220,623
FNMA, VRN, 2.12%, (6-month LIBOR plus 1.57%), 6/1/35	18,651	19,343
FNMA, VRN, 1.94%, (6-month LIBOR plus 1.54%), 9/1/35	99,738	103,664
FNMA, VRN, 1.87%, (6-month LIBOR plus 1.55%), 3/1/36	233,130	243,220
FNMA, VRN, 2.125%, (12-month LIBOR plus 1.75%), 11/1/39	172,475	177,857
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	13,341	13,893
FNMA, VRN, 2.54%, (12-month LIBOR plus 1.79%), 8/1/40	71,254	74,227
FNMA, VRN, 2.50%, (12-month LIBOR plus 1.75%), 7/1/41	19,789	19,794
FNMA, VRN, 2.75%, (12-month LIBOR plus 1.74%), 5/1/42	2,063,610	2,154,678
FNMA, VRN, 3.08%, (12-month LIBOR plus 1.58%), 3/1/43	58,958	60,958
FNMA, VRN, 2.34%, (12-month LIBOR plus 1.59%), 8/1/45	61,113	63,245
FNMA, VRN, 2.62%, (12-month LIBOR plus 1.60%), 4/1/46	307,878	319,228
FNMA, VRN, 2.86%, (12-month LIBOR plus 1.61%), 4/1/46	186,346	193,678
FNMA, VRN, 2.65%, (12-month LIBOR plus 1.61%), 5/1/46	320,805	332,985
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	179,012	186,832
FNMA, VRN, 3.14%, (12-month LIBOR plus 1.61%), 4/1/47	178,989	186,921
FNMA, VRN, 2.87%, (12-month LIBOR plus 1.60%), 9/1/47	286,531	299,915
GNMA, VRN, 3.50%, (1-year H15T1Y plus 2.00%), 2/20/21	328	329
GNMA, VRN, 3.625%, (1-year H15T1Y plus 2.00%), 11/20/21	310	312
		6,835,870
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FNMA, 7.00%, 5/1/32	32,782	34,082
FNMA, 7.00%, 5/1/32	83,965	96,672
FNMA, 7.00%, 6/1/32	54,580	62,825
FNMA, 7.00%, 6/1/32	1,945	1,952
FNMA, 7.00%, 8/1/32	15,063	15,115
FNMA, 3.50%, 3/1/34	187,331	201,700
		412,346
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $7,170,404)		7,248,216
TEMPORARY CASH INVESTMENTS — 5.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $6,571,123), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $6,437,127)		6,437,084
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 10/15/23, valued at $8,207,958), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $8,047,054)		8,047,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	506,414	506,415
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,990,499)		14,990,499
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $276,254,120)		278,626,989
OTHER ASSETS AND LIABILITIES — 0.3%		930,122
TOTAL NET ASSETS — 100.0%		$279,557,111

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	3	March 2021	$414,234	$(710)
U.S. Treasury 5-Year Notes	81	March 2021	10,219,289	(22,807)
			$10,633,523	$(23,517)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
COF 11	-	Cost of Funds for the 11th District of San Francisco Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $62,163.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	124,071,512	—
U.S. Government Agency Securities	—	86,886,260	—
Collateralized Mortgage Obligations	—	30,176,337	—
Municipal Securities	—	15,254,165	—
U.S. Government Agency Mortgage-Backed Securities	—	7,248,216	—
Temporary Cash Investments	506,415	14,484,084	—
	506,415	278,120,574	—
Liabilities
Other Financial Instruments
Futures Contracts	23,517	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.